Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance Disclosure

The following table sets forth the compensation for our Principal Executive Officers (“PEO”) and the average compensation for our other non-PEO
NEOs, both as reported in the 2022 Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (as defined under Commission rules) to such individuals for each of fiscal 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, our net income and our adjusted operating income over such years in accordance with Commission rules.

	BOSWELL (1)		NASH (1)		MESLOW (1)		WEXNER (1)
YEAR	SUMMARY COMPENSATION TABLE “SCT” TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($) (2)

2022	6,908,991	7,029,815	22,795,013	21,646,899	9,467,439	(115,380,126)	N/A	N/A

2021	N/A	N/A	N/A	N/A	17,668,627	90,562,269	N/A	N/A

2020	N/A	N/A	N/A	N/A	18,494,939	56,713,648	1,554,209	(1,902,884)

	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($) (2)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($) (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR			TOTAL SHAREHOLDER RETURN ($) (4)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (4)	NET INCOME ($M)	ADJUSTED OPERATING INCOME ($M) (5)

2022	6,048,032	5,371,173	248.05	123.99	800	1,376

2021	5,340,605	6,947,481	297.58	149.72	1,333	2,019

2020	3,550,502	3,936,298	178.17	141.39	844	1,634

(1)
The Company’s PEOs include the following: (i) for fiscal 2022, Gina Boswell, Sarah Nash and Andrew Meslow; (ii) for fiscal 2021, Andrew Meslow; and (iii) for fiscal 2020, Andrew Meslow and Leslie Wexner.

(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table above, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the decisions made by the HCC Committee in regards to the Company’s PEOs’ and other NEOs’ compensation for fiscal 2022, see “—Compensation Discussion and Analysis” above.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR(a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	—	(287,960)	—	3,075,007	56,713,648

Mr. Wexner	1,554,209	—	—	—	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	—	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of Common Stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

(3)
The average compensation for the
non-PEO
NEOs reflects the compensation for the following individuals: (i) for fiscal 2022, Wendy Arlin, Julie Rosen, Deon Riley and Michael Wu; (ii) for fiscal 2021, Wendy Arlin, James Bersani, Julie Rosen, Deon Riley and Stuart Burgdoerfer; and (iii) for fiscal 2020, Stuart Burgdoerfer, James Bersani, Julie Rosen, Deon Riley, Charles McGuigan and Shelley Milano.

(4)
TSR is cumulative for the measurement periods beginning on February 2, 2020, and ending on the last day of each of fiscal 2022, 2021 and 2020, calculated in accordance with Item 201(e) of Regulation
S-K,
including reinvestment of dividends. The Company’s stock prices prior to August 3, 2021, have been adjusted to give effect to the spin-off
of Victoria’s Secret & Co. Peer group TSR for purposes of this table is calculated based on the Standard & Poor’s 500 Retail Composite Index.

(5)
Adjusted operating income is a
non-GAAP
financial measure that reflects the Company’s operating income excluding certain special items. Attached as Appendix A are reconciliations of the Company’s fiscal 2022, 2021 and 2020 adjusted operating income to the Company’s fiscal 2022, 2021 and 2020 GAAP operating income, as well as other important disclosures regarding non-GAAP
financial measures. For fiscal 2022, we did not make any adjustments to operating income; therefore, for fiscal 2022, adjusted operating income is equal to our GAAP operating income.

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote [Text Block]	The average compensation for the
non-PEO
	NEOs reflects the compensation for the following individuals: (i) for fiscal 2022, Wendy Arlin, Julie Rosen, Deon Riley and Michael Wu; (ii) for fiscal 2021, Wendy Arlin, James Bersani, Julie Rosen, Deon Riley and Stuart Burgdoerfer; and (iii) for fiscal 2020, Stuart Burgdoerfer, James Bersani, Julie Rosen, Deon Riley, Charles McGuigan and Shelley Milano.
Peer Group Issuers, Footnote [Text Block]	Peer group TSR for purposes of this table is calculated based on the Standard & Poor’s 500 Retail Composite Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table above, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the decisions made by the HCC Committee in regards to the Company’s PEOs’ and other NEOs’ compensation for fiscal 2022, see “—Compensation Discussion and Analysis” above.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR(a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	—	(287,960)	—	3,075,007	56,713,648

Mr. Wexner	1,554,209	—	—	—	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	—	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of Common Stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 6,048,032	$ 5,340,605	$ 3,550,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,371,173	6,947,481	3,936,298
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The “compensation actually paid” (“CAP”) for the PEOs and average CAP for the Company’s non-PEO
NEOs in each of fiscal 2022, 2021 and 2020 reflect such individuals’ “Total Compensation” for the applicable year (as reported in the Summary Compensation Table for such year), as reflected in the table above, adjusted as set forth in the table below in accordance with Commission rules. The dollar amounts of CAP reflected in the table above do not reflect the actual amount of compensation earned by or paid to the PEOs or our other NEOs during the applicable fiscal year, but rather reflect each NEO’s CAP for such year determined pursuant to Commission rules. For information regarding the decisions made by the HCC Committee in regards to the Company’s PEOs’ and other NEOs’ compensation for fiscal 2022, see “—Compensation Discussion and Analysis” above.

	TOTAL FROM SUMMARY COMPENSATION TABLE (“SCT”) ($)	SUBTRACT FAIR VALUE (“FV”) OF AWARDS GRANTED IN YEAR FROM SCT(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AT THE END OF THE COVERED FISCAL YEAR(a) ($)	ADD FV OF EQUITY AWARDS GRANTED DURING THE COVERED FISCAL YEAR AND VESTED DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF ALL THE EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR AND VESTED DURING THE FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR THAT FAIL TO MEET THE APPLICABLE VESTING CONDITIONS DURING THE COVERED FISCAL YEAR(a) ($)	CHANGE IN FV OF EQUITY AWARDS GRANTED DURING ANY PRIOR FISCAL YEAR REMAINING OUTSTANDING AND UNVESTED AS OF THE END OF THE COVERED FISCAL YEAR(a) ($)	COMPENSATION ACTUALLY PAID ($)

Fiscal 2022:

Ms. Boswell	6,908,991	3,853,024	3,973,847	0	0	0	0	7,029,815

Ms. Nash	22,795,013	17,412,228	16,342,298	0	(43,538)	0	(34,646)	21,646,899

Mr. Meslow	9,467,439	0	0	0	(451,632)	(124,395,933)	0	(115,380,126)

Non-PEO NEO Average	6,048,032	2,642,339	2,409,483	0	(141,718)	0	(302,285)	5,371,173

Fiscal 2021:

Mr. Meslow	17,668,627	7,348,518	6,102,879	0	1,405,205	0	72,734,076	90,562,269

Non-PEO NEO Average	5,340,605	1,126,764	1,023,384	0	735,793	(480,289)	1,454,751	6,947,481

Fiscal 2020:

Mr. Meslow	18,494,939	12,330,555	47,762,216	—	(287,960)	—	3,075,007	56,713,648

Mr. Wexner	1,554,209	—	—	—	(1,416,835)	(3,181,827)	1,141,568	(1,902,884)

Non-PEO NEO Average	3,550,502	266,664	318,622	—	(218,354)	(760,169)	1,312,361	3,936,298

(a)	Represents the fair value of equity awards calculated in accordance with ASC Topic 718 Compensation—Stock Compensation.

Stock options are valued on the applicable measurement date using the Black-Scholes option pricing model. Valuation assumptions are based on an expected term calculated as the product of (i) the original expected term multiplied by (ii) the ratio of remaining and original terms. Dividend yield is calculated based on the projected dividend at the time of measurement over the expected term. Volatility is calculated based on historical volatility at the time of measurement for the same time period as the expected term. The risk-free interest rate is based on U.S. treasury rates on the measurement date for a time period that most closely aligns with the expected term.

RSUs and PSUs are valued based on the fair market value of a share of Common Stock on the measurement date, adjusted for anticipated dividend yields. PSU value is determined based on the probable outcome of the performance conditions as of the applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
The chart below shows that the cumulative amount of CAP to our PEOs and the average amount of CAP to our other NEOs are aligned with the Company’s TSR over the covered fiscal years. We believe this is due primarily to the significant emphasis we place on long-term equity incentive awards in our executive compensation program, the values of which are tied directly to our stock price performance, as well as the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income
The chart below reflects the close alignment of CAP with our net income. As shown in the chart below, the Company’s net income increased in fiscal 2021 compared to fiscal 2020 but decreased in fiscal 2022 when the challenging macroeconomic environment, including inflationary pressure, negatively impacted our cost structure and customer spending. The decrease in net income in fiscal 2022 is directly tied to corresponding decreases in our PEOs’ cumulative CAP and the average of our other NEOs’ CAP in fiscal 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Adjusted Operating Income
As reflected in the chart below, the trend in our adjusted operating income performance during fiscal 2020 through 2022 is reflected in our PEOs’ cumulative CAP and the average of our other NEOs’ CAP during the same period. Adjusted operating income is a key company performance measure utilized under our short-term performance-based incentive compensation program, as well as our long-term equity incentive program (in the form of operating income margin). In fiscal 2020 and 2021, adjusted operating income performance exceeded expectations resulting in short-term incentive payouts above target. In fiscal 2022, short-term cash incentive payments to our NEOs reflected a lower percentage of target compared to prior years, which aligned with our adjusted operating income performance.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
As shown in the chart below, the Company’s three-year cumulative TSR has outperformed companies included in our industry index (S&P 500 Retail Composite Index).

Tabular List [Table Text Block]

PERFORMANCE MEASURE

Adjusted operating income

Revenue growth

Cumulative operating income as a percentage of cumulative sales (“operating income margin”)

Total Shareholder Return Amount	$ 248.05	297.58	178.17
Peer Group Total Shareholder Return Amount	123.99	149.72	141.39
Net Income (Loss)	$ 800,000,000	$ 1,333,000,000	$ 844,000,000
Company Selected Measure Amount	1,376	2,019	1,634
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Non-GAAP Measure Description [Text Block]	Adjusted operating income is a
non-GAAP
financial measure that reflects the Company’s operating income excluding certain special items. Attached as Appendix A are reconciliations of the Company’s fiscal 2022, 2021 and 2020 adjusted operating income to the Company’s fiscal 2022, 2021 and 2020 GAAP operating income, as well as other important disclosures regarding non-GAAP
	financial measures. For fiscal 2022, we did not make any adjustments to operating income; therefore, for fiscal 2022, adjusted operating income is equal to our GAAP operating income.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative operating income as a percentage of cumulative sales (“operating income margin”)
Gina Boswell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,908,991
PEO Actually Paid Compensation Amount	$ 7,029,815
PEO Name	Gina Boswell
Sarah Nash [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 22,795,013
PEO Actually Paid Compensation Amount	$ 21,646,899
PEO Name	Sarah Nash
Andrew Meslow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,467,439	$ 17,668,627	$ 18,494,939
PEO Actually Paid Compensation Amount	$ (115,380,126)	$ 90,562,269	$ 56,713,648
PEO Name	Andrew Meslow	Andrew Meslow	Andrew Meslow
Leslie Wexner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,554,209
PEO Actually Paid Compensation Amount			$ (1,902,884)
PEO Name			Leslie Wexner
PEO [Member] | Gina Boswell [Member] | Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,853,024
PEO [Member] | Gina Boswell [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year Remaining Outstanding And Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,973,847
PEO [Member] | Gina Boswell [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Gina Boswell [Member] | Change In Fair Value Of All The Equity Awards Granted During Any Prior Fiscal Year And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Gina Boswell [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Gina Boswell [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year Remaining Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Sarah Nash [Member] | Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,412,228
PEO [Member] | Sarah Nash [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year Remaining Outstanding And Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,342,298
PEO [Member] | Sarah Nash [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Sarah Nash [Member] | Change In Fair Value Of All The Equity Awards Granted During Any Prior Fiscal Year And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,538)
PEO [Member] | Sarah Nash [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Sarah Nash [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year Remaining Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,646)
PEO [Member] | Andrew Meslow [Member] | Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 7,348,518	$ 12,330,555
PEO [Member] | Andrew Meslow [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year Remaining Outstanding And Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	6,102,879	47,762,216
PEO [Member] | Andrew Meslow [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Andrew Meslow [Member] | Change In Fair Value Of All The Equity Awards Granted During Any Prior Fiscal Year And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(451,632)	1,405,205	(287,960)
PEO [Member] | Andrew Meslow [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,395,933)	0
PEO [Member] | Andrew Meslow [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year Remaining Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	72,734,076	3,075,007
PEO [Member] | Leslie Wexner [Member] | Change In Fair Value Of All The Equity Awards Granted During Any Prior Fiscal Year And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,416,835)
PEO [Member] | Leslie Wexner [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,181,827)
PEO [Member] | Leslie Wexner [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year Remaining Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,141,568
Non-PEO NEO [Member] | Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,642,339	1,126,764	266,664
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year Remaining Outstanding And Unvested At The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,409,483	1,023,384	318,622
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted During The Covered Fiscal Year And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change In Fair Value Of All The Equity Awards Granted During Any Prior Fiscal Year And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(141,718)	735,793	(218,354)
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year That Fail To Meet The Applicable Vesting Conditions During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(480,289)	(760,169)
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards Granted During Any Prior Fiscal Year Remaining Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (302,285)	$ 1,454,751	$ 1,312,361